UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-713 3000

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2010

Item 1.  Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—17.69%

Federal Farm Credit Bank
0.500%, due 08/09/10[1]	5,000,000	4,986,875
Federal Home Loan Bank
0.191%, due 02/09/10[2]	4,000,000	4,000,101
0.413%, due 02/13/10[2]	4,250,000	4,250,000
0.500%, due 10/15/10	1,575,000	1,574,929
0.500%, due 10/29/10	7,500,000	7,510,942
0.500%, due 12/28/10	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.*
0.250%, due 03/01/10[1]	2,000,000	1,999,611
0.210%, due 04/19/10[1]	5,000,000	4,997,754
Federal National Mortgage Association*
0.141%, due 04/13/10[2]	10,000,000	10,000,000
2.875%, due 10/12/10	975,000	990,961
US Treasury Bills
0.495%, due 07/29/10[1]	2,325,000	2,319,310
0.498%, due 07/29/10[1]	1,175,000	1,172,110

Total US government and agency obligations (cost—$48,802,593)		48,802,593

Bank note—1.81%

Banking-US—1.81%
Bank of America N.A.
0.210%, due 03/26/10 (cost—$5,000,000)	5,000,000	5,000,000

Certificates of deposit—16.45%

Banking-non-US—12.83%
Banco Bilbao Vizcaya London
0.255%, due 02/19/10	4,000,000	4,000,010
Bank of Nova Scotia
0.320%, due 03/08/10	1,000,000	1,000,010
1.100%, due 05/11/10	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.180%, due 02/23/10	5,000,000	5,000,000
BNP Paribas SA
0.370%, due 03/03/10	1,900,000	1,900,000
0.230%, due 03/30/10	2,000,000	2,000,000
National Bank of Canada
0.190%, due 02/24/10	5,000,000	5,000,000
Natixis
0.300%, due 03/05/10	4,000,000	3,999,982
Societe Generale
0.240%, due 05/21/10	2,000,000	2,000,000
Svenska Handelsbanken
0.250%, due 02/26/10	3,000,000	3,000,021
UniCredito Italiano SpA
0.210%, due 02/25/10	5,000,000	5,000,000
Westpac Banking Corp.
0.200%, due 02/01/10[2]	750,000	750,000
0.210%, due 02/01/10[2]	750,000	750,000

		35,400,023

Banking-US—3.62%
Citibank N.A.
0.180%, due 02/22/10	5,000,000	5,000,000

UBS Cash Reserves Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-US—(concluded)
Royal Bank of Scotland PLC
0.200%, due 04/19/10	5,000,000	5,000,000

		10,000,000

Total certificates of deposit (cost—$45,400,023)		45,400,023

Commercial paper[1]—50.27%

Asset backed-banking—0.90%
Atlantis One Funding
0.220%, due 04/06/10	2,500,000	2,499,022

Asset backed-miscellaneous—24.28%
Atlantic Asset Securitization LLC
0.220%, due 02/09/10	5,000,000	4,999,756
0.180%, due 02/17/10	2,000,000	1,999,840
Enterprise Funding Co. LLC
0.210%, due 03/16/10	5,000,000	4,998,746
Fairway Finance Co. LLC
0.200%, due 02/08/10	8,000,000	7,999,689
Kitty Hawk Funding Corp.
0.220%, due 03/01/10	8,000,000	7,998,631
Market Street Funding LLC
0.220%, due 02/12/10	5,000,000	4,999,664
Old Line Funding Corp.
0.220%, due 02/16/10	4,000,000	3,999,633
Salisbury Receivables Co. LLC
0.150%, due 02/17/10	8,000,000	7,999,467
Sheffield Receivables Corp.
0.190%, due 02/16/10	5,000,000	4,999,604
Thunderbay Funding
0.150%, due 02/10/10	8,000,000	7,999,700
Variable Funding Capital Corp.
0.170%, due 03/12/10	4,000,000	3,999,263
Yorktown Capital LLC
0.210%, due 04/05/10	5,000,000	4,998,162

		66,992,155

Asset backed-securities—3.98%
Clipper Receivables Co. LLC
0.250%, due 02/22/10	3,000,000	2,999,562
0.205%, due 04/09/10	4,000,000	3,998,474
Grampian Funding LLC
0.350%, due 02/02/10	4,000,000	3,999,961

		10,997,997

Banking-non-US—2.81%
Banco Bilbao Vizcaya London
0.250%, due 03/17/10	4,000,000	3,998,778
Royal Bank of Scotland PLC
0.350%, due 02/23/10	3,000,000	2,999,358

UBS Cash Reserves Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Banking-non-US—(concluded)
Westpac Securitization NZ Ltd.
0.311%, due 02/22/10[2]	750,000	750,000

		7,748,136

Banking-US—13.95%
Barclays US Funding Corp.
0.210%, due 02/09/10	5,000,000	4,999,767
BNP Paribas Finance
0.240%, due 02/03/10	4,000,000	3,999,947
Calyon N.A., Inc.
0.270%, due 02/08/10	5,000,000	4,999,737
0.180%, due 03/22/10	2,000,000	1,999,510
Deutsche Bank Financial LLC
0.190%, due 04/07/10	3,000,000	2,998,971
Dexia Delaware LLC
0.220%, due 02/02/10	7,000,000	6,999,957
Natexis Banques Populaires US Finance Co. LLC
0.275%, due 04/01/10	3,500,000	3,498,422
Nordea N.A., Inc.
0.205%, due 02/19/10	4,000,000	3,999,590
Societe Generale N.A., Inc.
0.245%, due 02/12/10	5,000,000	4,999,626

		38,495,527

Beverage/bottling—1.81%
Coca-Cola Co.
0.180%, due 03/16/10	5,000,000	4,998,925

Finance-captive automotive—1.45%
Toyota Motor Credit Corp.
0.200%, due 02/03/10	4,000,000	3,999,956

Finance-noncaptive diversified—1.09%
General Electric Capital Corp.
0.210%, due 05/03/10	3,000,000	2,998,408

Total commercial paper (cost—$138,730,126)		138,730,126

Short-term corporate obligations—3.26%

Banking-non-US—0.36%
Commonwealth Bank of Australia
0.269%, due 04/28/10[2,3]	1,000,000	1,000,000

Supranationals—2.90%
International Bank for Reconstruction & Development
0.150%, due 02/26/10[1]	8,000,000	7,999,167

Total short-term corporate obligations (cost—$8,999,167)		8,999,167

UBS Cash Reserves Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—8.90%

Repurchase agreement dated 01/29/10 with Deutsche Bank Securities, 0.110% due 02/01/10, collateralized by $22,583,000 Federal Farm Credit Bank obligations, 3.300% due 07/21/10 and $1,534,000 Federal Home Loan Mortgage Corp. obligations, 2.910% due 03/26/14; (value—$24,480,940); proceeds: $24,000,220	24,000,000	24,000,000

Repurchase agreement dated 01/29/10 with State Street Bank & Trust Co., 0.010% due 02/01/10, collateralized by $570,417 US Treasury Bills, zero coupon due 06/10/10 to 07/01/10; (value—$570,185); proceeds: $559,000	559,000	559,000

Total repurchase agreements (cost—$24,559,000)		24,559,000

Total investments (cost—$271,490,909 which approximates cost for federal income tax purposes)[4]—98.38%		271,490,909

Other assets in excess of liabilities—1.62%		4,465,239

Net assets (applicable to 275,952,058 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		275,956,148

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Interest rates shown are the discount rates at date of purchase.

[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2010 and reset periodically.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.36% of net assets as of January 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

UBS Cash Reserves Fund
Schedule of investments – January 31, 2010 (unaudited)

Affiliated issuer activity

 The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended January 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the
	Value at	months ended	months ended	Value at	nine months ended
Security description	04/30/09 ($)	01/31/10 ($)	01/31/10 ($)	01/31/10 ($)	01/31/10 ($)

UBS Private Money Market Fund LLC	—	7,905,000	7,905,000	—	89

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	48,802,593	—	48,802,593

Bank note	—	5,000,000	—	5,000,000

Certificates of deposit	—	45,400,023	—	45,400,023

Commercial paper	—	138,730,126	—	138,730,126

Short-term corporate obligations	—	8,999,167	—	8,999,167

Repurchase agreements	—	24,559,000	—	24,559,000

Total	—	271,490,909	—	271,490,909

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	82.4

France	3.6

Japan	3.3

Spain	2.9

Canada	2.6

Italy	1.8

Australia	1.2

Sweden	1.1

United Kingdom	1.1

Total	100.0

Weighted average maturity—49 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2009.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—20.96%

Federal Farm Credit Bank
0.500%, due 08/09/10[1]	25,000,000	24,934,375
Federal Home Loan Bank
0.191%, due 02/09/10[2]	30,000,000	30,000,759
0.413%, due 02/13/10[2]	20,000,000	20,000,000
0.420%, due 03/01/10[1]	30,000,000	29,990,200
0.520%, due 06/01/10	25,000,000	24,996,983
2.750%, due 06/18/10	25,000,000	25,234,138
0.500%, due 10/15/10	11,850,000	11,849,467
0.500%, due 12/28/10	25,000,000	25,000,000
0.400%, due 01/04/11	4,495,000	4,491,807
Federal Home Loan Mortgage Corp.*
0.350%, due 02/16/10[1]	25,000,000	24,996,354
0.250%, due 03/01/10[1]	15,000,000	14,997,083
0.325%, due 03/31/10[1]	40,000,000	39,979,056
0.210%, due 04/19/10[1]	25,000,000	24,988,771
0.230%, due 07/06/10[1]	25,000,000	24,975,243
0.520%, due 07/16/10[1]	25,000,000	24,940,417
0.170%, due 07/20/10[1]	35,000,000	34,972,068
Federal National Mortgage Association*
0.141%, due 04/13/10[2]	20,000,000	20,000,000
0.190%, due 06/09/10[1]	25,000,000	24,983,111
0.185%, due 07/07/10[1]	30,000,000	29,975,950
2.875%, due 10/12/10	7,500,000	7,622,779
US Treasury Bills
0.495%, due 07/29/10[1]	17,000,000	16,958,393
0.498%, due 07/29/10[1]	8,500,000	8,479,091
US Treasury Notes
2.000%, due 02/28/10	22,500,000	22,529,455

Total US government and agency obligations (cost—$516,895,500)		516,895,500

Bank note—1.22%

Banking-US—1.22%
Bank of America N.A.
0.210%, due 03/26/10 (cost—$30,000,000)	30,000,000	30,000,000

Certificates of deposit—15.13%

Banking-non-US—13.83%
Banco Bilbao Vizcaya London
0.255%, due 02/19/10	25,000,000	25,000,062
Bank of Montreal
0.100%, due 02/01/10	25,000,000	25,000,000
Bank of Nova Scotia
0.320%, due 03/08/10	7,000,000	7,000,068
1.100%, due 05/11/10	7,000,000	7,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.170%, due 02/16/10	30,000,000	30,000,125
0.180%, due 02/23/10	25,000,000	25,000,000
BNP Paribas SA
0.230%, due 03/30/10	15,000,000	15,000,000
0.430%, due 11/19/10	6,000,000	6,000,000
Calyon N.A., Inc.
0.330%, due 06/22/10	10,000,000	10,000,587
National Australia Bank Ltd.
0.210%, due 04/30/10	23,000,000	23,000,000

UBS Liquid Assets Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
National Bank of Canada
0.190%, due 02/24/10	15,000,000	15,000,000
Natixis
0.200%, due 02/12/10	25,000,000	25,000,038
0.220%, due 03/22/10	35,000,000	35,000,000
Rabobank Nederland NV
0.290%, due 07/06/10	12,000,000	12,000,000
Societe Generale
0.500%, due 02/01/10	10,000,000	10,000,000
UniCredito Italiano SpA
0.210%, due 02/25/10	45,000,000	45,000,000
Westpac Banking Corp.
0.200%, due 02/01/10[2]	19,500,000	19,500,000
0.210%, due 02/01/10[2]	6,500,000	6,500,000

		341,000,880

Banking-US—1.30%
Royal Bank of Scotland PLC
0.200%, due 04/19/10	20,000,000	20,000,000
State Street Bank & Trust Co.
0.220%, due 05/20/10	12,000,000	12,000,000

		32,000,000

Total certificates of deposit (cost—$373,000,880)		373,000,880

Commercial paper[1]—48.86%

Asset backed-banking—0.81%
Atlantis One Funding
0.150%, due 02/01/10	20,000,000	20,000,000

Asset backed-miscellaneous—21.96%
Amsterdam Funding Corp.
0.150%, due 02/16/10	45,000,000	44,997,187
Atlantic Asset Securitization LLC
0.170%, due 02/02/10	30,000,000	29,999,858
0.160%, due 02/19/10	22,000,000	21,998,240
0.170%, due 03/02/10	5,000,000	4,999,315
Barton Capital LLC
0.140%, due 02/03/10	11,836,000	11,835,908
Chariot Funding LLC
0.150%, due 02/25/10	25,000,000	24,997,500
Enterprise Funding Co. LLC
0.220%, due 02/24/10	40,000,000	39,994,378
Falcon Asset Securitization Corp.
0.140%, due 02/24/10	30,000,000	29,997,317
Market Street Funding LLC
0.170%, due 03/05/10	9,000,000	8,998,640
0.200%, due 03/11/10	13,644,000	13,641,120
Old Line Funding Corp.
0.140%, due 02/16/10	10,000,000	9,999,417
0.210%, due 02/16/10	30,000,000	29,997,375
Ranger Funding Co. LLC
0.210%, due 03/12/10	25,000,000	24,994,312
0.180%, due 04/27/10	25,000,000	24,989,375

UBS Liquid Assets Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]— (continued)

Asset backed-miscellaneous—(concluded)
Regency Markets No. 1 LLC
0.170%, due 02/05/10	33,000,000	32,999,377
Salisbury Receivables Co. LLC
0.150%, due 02/04/10	28,000,000	27,999,650
Sheffield Receivables Corp.
0.180%, due 04/26/10	15,000,000	14,993,700
Thames Asset Global Securitization No. 1
0.150%, due 02/10/10	30,000,000	29,998,875
0.140%, due 02/18/10	25,000,000	24,998,347
Thunderbay Funding
0.150%, due 02/08/10	29,067,000	29,066,152
0.210%, due 02/16/10	15,000,000	14,998,688
Variable Funding Capital Corp.
0.160%, due 02/16/10	25,000,000	24,998,333
0.150%, due 02/25/10	20,000,000	19,998,000

		541,491,064

Asset backed-securities—4.05%
Clipper Receivables Co. LLC
0.260%, due 02/16/10	30,000,000	29,996,750
Grampian Funding LLC
0.250%, due 02/01/10	20,000,000	20,000,000
0.350%, due 02/01/10	30,000,000	30,000,000
0.350%, due 02/05/10	20,000,000	19,999,222

		99,995,972

Banking-non-US—4.83%
Banco Bilbao Vizcaya London
0.250%, due 03/17/10	25,000,000	24,992,361
Bank of Nova Scotia
0.140%, due 02/19/10	19,000,000	18,998,670
Eksportfinans
0.120%, due 02/03/10	25,000,000	24,999,833
Intesa Funding LLC
0.150%, due 02/19/10	45,000,000	44,996,625
Westpac Securitization NZ Ltd.
0.311%, due 02/22/10[2]	5,000,000	5,000,000

		118,987,489

Banking-US—13.99%
Barclays US Funding Corp.
0.210%, due 02/09/10	25,000,000	24,998,833
BNP Paribas Finance
0.240%, due 02/03/10	25,000,000	24,999,667
Calyon N.A., Inc.
0.280%, due 02/19/10	10,000,000	9,998,600
CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	15,000,000	14,982,250
Danske Corp.
0.190%, due 03/01/10	50,000,000	49,992,611
Deutsche Bank Financial LLC
0.190%, due 04/07/10	25,000,000	24,991,424

UBS Liquid Assets Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Banking-US—(concluded)
Dexia Delaware LLC
0.220%, due 02/02/10	50,000,000	49,999,694
ING (US) Funding LLC
0.170%, due 02/08/10	20,000,000	19,999,339
0.320%, due 06/16/10	25,000,000	24,970,000
Nordea N.A., Inc.
0.205%, due 02/19/10	25,000,000	24,997,437
Rabobank USA Financial Corp.
0.180%, due 03/18/10	25,000,000	24,994,378
Societe Generale N.A., Inc.
0.140%, due 02/01/10	25,000,000	25,000,000
0.245%, due 02/12/10	25,000,000	24,998,128

		344,922,361

Beverage/bottling—0.43%
Coca-Cola Co.
0.180%, due 03/16/10	10,579,000	10,576,726

Energy-integrated—0.81%
ENI Finance USA, Inc.
0.130%, due 02/16/10	20,000,000	19,998,917

Finance-captive automotive—0.81%
Toyota Motor Credit Corp.
0.200%, due 02/03/10	20,000,000	19,999,778

Finance-noncaptive diversified—0.97%
General Electric Capital Corp.
0.210%, due 05/03/10	24,000,000	23,987,260

Food/beverage—0.20%
Nestle Capital Corp.
0.650%, due 02/16/10	5,000,000	4,998,646

Total commercial paper (cost—$1,204,958,213)		1,204,958,213

Short-term corporate obligations—1.50%

Banking-non-US—0.24%
Commonwealth Bank of Australia
0.269%, due 04/28/10[2,3]	6,000,000	6,000,000

Finance-captive automotive—0.24%
Toyota Motor Credit Corp.
0.234%, due 02/10/10[2]	6,000,000	6,000,000

Supranationals—1.02%
International Bank for Reconstruction & Development
0.150%, due 03/05/10[1]	25,000,000	24,996,667

Total short-term corporate obligations (cost—$36,996,667)		36,996,667

UBS Liquid Assets Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—10.88%

Repurchase agreement dated 01/29/10 with Barclays Bank PLC, 0.110% due 02/01/10, collateralized by $127,730,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 10/26/10 (value—$127,500,086); proceeds: $125,001,146	125,000,000	125,000,000

Repurchase agreement dated 01/29/10 with Deutsche Bank Securities, 0.110% due 02/01/10, collateralized by $16,353,000 Federal Farm Credit Bank obligations, 2.990% due 05/05/14, $114,265,000 Federal Home Loan Bank obligations, 1.625% to 2.125% due 11/21/12 to 06/07/13 and $14,107,000 Federal National Mortgage Association obligations, 2.000% due 04/29/13; (value—$145,350,222); proceeds: $142,501,306	142,500,000	142,500,000

Repurchase agreement dated 01/29/10 with State Street Bank & Trust Co., 0.010% due 02/01/10, collateralized by $775,522 US Treasury Bills, zero coupon due 06/10/10 to 07/01/10; (value—$775,207); proceeds: $760,001	760,000	760,000

Total repurchase agreements (cost—$268,260,000)		268,260,000

Total investments (cost—$2,430,111,260 which approximates cost for federal income tax purposes)[4]—98.55%		2,430,111,260

Other assets in excess of liabilities—1.45%		35,855,230

Net assets (applicable to 2,465,964,449 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		2,465,966,490

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Interest rates shown are the discount rates at date of purchase.

[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2010, and reset periodically.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.24% of net assets as of January 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2010 (unaudited)

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	516,895,500	—	516,895,500

Bank note	—	30,000,000	—	30,000,000

Certificates of deposit	—	373,000,880	—	373,000,880

Commercial paper	—	1,204,958,213	—	1,204,958,213

Short-term corporate obligations	—	36,996,667	—	36,996,667

Repurchase agreements	—	268,260,000	—	268,260,000

Total	—	2,430,111,260	—	2,430,111,260

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	78.7

Italy	4.5

France	4.2

Japan	3.3

Canada	3.0

Australia	2.5

Spain	2.1

Norway	1.0

Netherlands	0.5

Switzerland	0.2

Total	100.0

Weighted average maturity—47 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2009.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 1/31/10 were $11,262,244,636.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 1/31/10 were $5,249,081,792.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 1/31/10 were $1,618,143,683.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 1/31/10 were $10,216,809,697.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 1/31/10 were $2,484,649,250.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 1/31/10 were $257,730,515.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 1/31/10 were $765,797,191.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 1/31/10 were $129,216,610.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 1/31/10 were $89,983,027.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 1, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2010